Securities	6 Months Ended
Apr. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Securities
NOTE 5:  SECURITIES
(a)
UNREALIZED SECURITIES GAINS (LOSSES)
The following table summarizes the unrealized gains and losses as at April 30, 2022 and October 31, 2021.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)							As at
			April 30, 2022				October 31, 2021
	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value
Government and government-related securities
Canadian government debt
Federal	$14,835	$43	$(102)	$14,776	$12,428	$98	$(7)	$12,519
Provinces	19,996	97	(120)	19,973	17,935	218	(10)	18,143
U.S. federal, state, municipal governments, and agencies debt	9,997	20	(174)	9,843	19,232	83	(15)	19,300
Other OECD government guaranteed debt	2,981	2	(23)	2,960	6,551	13	–	6,564

Mortgage-backed securities	164	–	–	164	1,251	3	–	1,254

	47,973	162	(419)	47,716	57,397	415	(32)	57,780
Other debt securities
Asset-backed securities	6,221	2	(32)	6,191	6,957	30	(6)	6,981

Corporate and other debt	8,244	21	(110)	8,155	8,054	68	(18)	8,104

	14,465	23	(142)	14,346	15,011	98	(24)	15,085

Total debt securities	62,438	185	(561)	62,062	72,408	513	(56)	72,865
Equity securities
Common shares	3,913	575	(53)	4,435	3,887	310	(80)	4,117

Preferred shares	1,099	31	(53)	1,077	470	43	(31)	482

	5,012	606	(106)	5,512	4,357	353	(111)	4,599
Total securities at fair value through other comprehensive income	$67,450	$791	$(667)	$67,574	$76,765	$866	$(167)	$77,464

1	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.
(b)
EQUITY SECURITIES DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The Bank designated certain equity securities as equity securities at FVOCI. The following table summarizes the fair value of equity securities designated at FVOCI as at April 30, 2022 and October 31, 2021, and dividend income recognized on these securities for the three and six months ended April 30, 2022 and April 30, 2021.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended		For the six months ended
	April 30, 2022	October 31, 2021	April 30, 2022	April 30, 2021	April 30, 2022	April 30, 2021
	Fair value		Dividend income recognized		Dividend income recognized
Common shares	$4,435	$4,117	$46	$40	$85	$70

Preferred shares	1,077	482	6	4	11	7
Total	$5,512	$4,599	$52	$44	$96	$77
The Bank disposed of certain equity securities in line with the Bank’s investment strategy with a fair value of $35 million and $59 million during the three and six months ended April 30, 2022, respectively (three and six months ended April 30, 2021 – $55 million and $59 million, respectively). The Bank realized a cumulative loss
 of $7 million and $5 million during the three and six months ended April 30, 2022, respectively (cumulative gain of $2 million during the three and six months ended April 30, 2021) and earned dividend income of $2 million during
 the three and six months ended April 30, 2022 (three and six months ended April 30, 2021 – nil).
(c)
DEBT SECURITIES NET REALIZED GAINS (LOSSES)
The following table summarizes the net realized gains and losses for the three and six months ended April 30, 2022 and April 30, 2021, which are included in Other income (loss) on the Interim Consolidated Statement of Income.

Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30 2022	April 30 2021	April 30 2022	April 30 2021
Debt securities at amortized cost	$–	$(61)	$–	$(61)

Debt securities at fair value through other comprehensive income	–	14	10	34
Total	$–	$(47)	$10	$(27)
(d)
CREDIT QUALITY OF DEBT SECURITIES
The Bank evaluates
non-retail
credit risk on an individual borrower basis, using both a borrower risk rating (BRR) and facility risk rating, as detailed in the shaded area of the “Managing Risk” section of the 2021 MD&A. This system is used to assess all non-retail
exposures, including debt securities.
The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances. Refer to the “Allowance for Credit Losses” table in Note 6 for details regarding the allowance and provision for credit losses on debt securities.

Debt Securities by Risk Ratings
(millions of Canadian dollars)											As at
	April 30, 2022						October 31, 2021
	Stage 1	Stage 2	Stage 3			Total	Stage 1	Stage 2	Stage 3		Total
Debt securities 1
Investment grade	$377,422	$–	$	n/a	2	$377,422	$339,426	$–	$	n/a	$339,426
Non-Investment grade	1,745	164		n/a		1,909	2,235	83		n/a	2,318
Watch and classified	n/a	76		n/a		76	n/a	62		n/a	62

Default	n/a	n/a		–		–	n/a	n/a		–	–

Total debt securities	379,167	240		–		379,407	341,661	145		–	341,806

Allowance for credit losses on debt securities at amortized cost	1	–		–		1	2	–		–	2

Total debt securities, net of allowance	$379,166	$240		$–		$379,406	$341,659	$145		$–	$341,804

1
Includes debt securities backed by government-guaranteed loans of $202 million (October 31, 2021 – $1 million), which are reported in
Non-Investment
grade or a lower risk rating based on the issuer’s credit risk.

2	Not applicable.
As at April 30, 2022, total debt securities, net of allowance, in the table above, include debt securities measured at amortized cost, net of allowance, of $317,344 million (October 31, 2021 – $268,939 million), and debt securities measured at FVOCI of $62,062 million (October 31, 2021 – $72,865 million).
The difference between probability-weighted ECLs and base ECLs on debt securities at FVOCI and at amortized cost as at both April 30, 2022 and October 31, 2021, was insignificant.